UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811- 03343

                         SIT LARGE CAP GROWTH FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              Kelly K. Boston, Esq.
                        3300 IDS Center, 80 S. 8th Street
                              Minneapolis, MN 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

        Registrant's telephone number, including area code: 612-332-3223



                     Date of fiscal year end: June 30, 2005

                  Date of reporting period: September 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS
        -----------------------

Sit Large Cap Growth Fund, Inc.

THE FUND'S SCHEDULE OF INVESTMENTS AS OF THE DATE ON THE COVER OF THIS REPORT HAS NOT BEEN AUDITED. THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE FUND'S SHAREHOLDERS. FOR MORE INFORMATION REGARDING THE FUND AND ITS HOLDINGS, PLEASE SEE THE FUND'S MOST RECENT PROSPECTUS AND ANNUAL REPORT.

================================================================================
LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - September 30, 2005 (Unaudited)
================================================================================

--------------------------------------------------------------------------------
           QUANTITY  Name of Issuer                             MARKET VALUE (1)
--------------------------------------------------------------------------------
COMMON STOCKS (98.4%) (2)

     COMMUNICATIONS (3.6%)
             35,300  Crown Castle Intl. Corp. (3)                       869,439
             27,251  Sprint Nextel Corp.                                648,029
             40,200  Vodafone Group, A.D.R.                           1,043,994
                                                                 --------------
                                                                      2,561,462
                                                                 --------------
     CONSUMER DURABLES (0.9%)
              5,600  Electronic Arts, Inc. (3)                          318,584
              4,200  Fortune Brands, Inc.                               341,586
                                                                 --------------
                                                                        660,170
                                                                 --------------
     CONSUMER NON-DURABLES (4.6%)
             28,800  PepsiCo, Inc.                                    1,633,248
             26,500  Procter & Gamble Co.                             1,575,690
                                                                 --------------
                                                                      3,208,938
                                                                 --------------
     CONSUMER SERVICES (5.0%)
             19,500  Comcast Corp. (3)                                  572,910
              5,000  Harrah's Entertainment, Inc.                       325,950
             12,100  International Game Technology                      326,700
             24,404  Liberty Media Corp. (3)                            196,452
             12,400  Marriott International, Inc.                       781,200
             22,100  News Corp.                                         344,539
              7,200  Royal Caribbean Cruises, Ltd.                      311,040
              6,000  Starbucks Corp. (3)                                300,600
             19,400  Time Warner, Inc. (3)                              351,334
                                                                 --------------
                                                                      3,510,725
                                                                 --------------
     ELECTRONIC TECHNOLOGY (12.3%)
             30,400  Analog Devices, Inc.                             1,129,056
             23,000  Applied Materials, Inc. (3)                        390,080
             68,800  Cisco Systems, Inc. (3)                          1,233,584
             27,000  Dell Computer Corp. (3)                            923,400
             76,200  EMC Corp. (3)                                      986,028
             47,800  Intel Corp.                                      1,178,270
              7,700  Jabil Circuit, Inc. (3)                            238,084
             18,000  Juniper Networks, Inc. (3)                         428,220
             41,100  Nokia Corp., A.D.R.                                695,001
             26,200  Qualcomm, Inc.                                   1,172,450
              8,900  Texas Instruments, Inc.                            301,710
                                                                 --------------
                                                                      8,675,883
                                                                 --------------
     ENERGY MINERALS (11.6%)
             14,000  ConocoPhillips Co.                                 978,740
             18,000  Murphy Oil Corp.                                   897,660
             13,000  Occidental Petroleum Corp.                       1,110,590
              5,400  Southwestern Energy Co. (3)                        396,360
             16,600  Suncor Energy, Inc.                              1,004,798
             23,400  Valero Energy Corp.                              2,645,604
             25,066  XTO Energy, Inc.                                 1,135,991
                                                                 --------------
                                                                      8,169,743
                                                                 --------------
     FINANCE (10.5%)
              5,900  American Express Co.                               338,896
             14,762  American International Group, Inc.                 914,654
              4,100  Chubb Corp.                                        367,155
             24,400  Citigroup, Inc.                                  1,110,688
             13,500  Franklin Resources, Inc.                         1,133,460
             15,500  Prudential Financial, Inc.                       1,047,180
             11,500  The Goldman Sachs Group, Inc.                    1,398,170
             18,500  Wells Fargo Co.                                  1,083,545
                                                                 --------------
                                                                      7,393,748
                                                                 --------------

================================================================================
LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - September 30, 2005 (Unaudited)
================================================================================

--------------------------------------------------------------------------------
           QUANTITY  Name of Issuer                             MARKET VALUE (1)
--------------------------------------------------------------------------------

     HEALTH SERVICES (4.0%)
             12,100  Triad Hospitals, Inc. (3)                          547,767
             26,400  UnitedHealth Group, Inc.                         1,483,680
              9,800  WellPoint, Inc. (3)                                743,036
                                                                 --------------
                                                                      2,774,483
                                                                 --------------
     HEALTH TECHNOLOGY (14.5%)
             13,900  Abbott Laboratories                                589,360
             21,700  Amgen, Inc. (3)                                  1,728,839
              9,000  Boston Scientific Corp. (3)                        210,330
              6,500  Celgene Corp. (3)                                  353,080
             36,950  Elan Corp., A.D.R. (3)                             327,377
             15,500  Eli Lilly and Co.                                  829,560
             15,000  Genentech, Inc. (3)                              1,263,150
              7,500  Gilead Sciences, Inc. (3)                          365,700
             14,750  Johnson & Johnson                                  933,380
             16,800  Medtronic, Inc.                                    900,816
             42,225  Pfizer, Inc.                                     1,054,358
             15,300  St. Jude Medical, Inc. (3)                         716,040
              5,800  Stryker Corp.                                      286,694
             19,000  Teva Pharmaceutical, Ltd., A.D.R.                  634,980
                                                                 --------------
                                                                     10,193,664
                                                                 --------------
     INDUSTRIAL SERVICES (3.7%)
             12,800  Nabors Industries, Ltd. (3)                        919,424
             13,300  Noble Corp.                                        910,518
              9,500  Schlumberger, Ltd.                                 801,610
                                                                 --------------
                                                                      2,631,552
                                                                 --------------
     PROCESS INDUSTRIES (1.4%)
              9,100  Air Products and Chemicals, Inc.                   501,774
             11,200  Dow Chemical Co.                                   466,704
                                                                 --------------
                                                                        968,478
                                                                 --------------
     PRODUCER MANUFACTURING (8.6%)
             14,400  Caterpillar, Inc.                                  846,000
             62,600  General Electric Co.                             2,107,742
             12,200  ITT Industries, Inc.                             1,385,920
              9,500  3M Co.                                             696,920
              4,700  The Boeing Co.                                     319,365
             13,700  United Technologies Corp.                          710,208
                                                                 --------------
                                                                      6,066,155
                                                                 --------------
     RETAIL TRADE (6.3%)
             15,675  Best Buy Co., Inc.                                 682,333
              8,000  eBay, Inc. (3)                                     329,600
             17,400  J.C. Penney Co., Inc.                              825,108
             19,100  Lowe's Companies, Inc.                           1,230,040
             25,900  Target Corp.                                     1,344,987
                                                                 --------------
                                                                      4,412,068
                                                                 --------------
     TECHNOLOGY SERVICES (8.1%)
             15,000  Adobe Systems, Inc.                                447,750
             14,800  Check Point Software Tech., Ltd. (3)               359,936
             11,500  First Data Corp.                                   460,000
              1,500  Google, Inc. (3)                                   474,690
             63,500  Microsoft Corp.                                  1,633,855
             16,000  SAP AG                                             693,280
             37,936  Symantec Corp. (3)                                 859,630
             22,000  Yahoo!, Inc. (3)                                   744,480
                                                                 --------------
                                                                      5,673,621
                                                                 --------------

================================================================================
LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - September 30, 2005 (Unaudited)
================================================================================

--------------------------------------------------------------------------------
           QUANTITY  Name of Issuer                             MARKET VALUE (1)
--------------------------------------------------------------------------------

     TRANSPORTATION (2.7%)
             13,600  Burlington Northern Sante Fe Corp.                 813,280
              9,800  United Parcel Service, Inc.                        677,474
              5,500  UTI Worldwide, Inc.                                427,350
                                                                 --------------
                                                                      1,918,104
                                                                 --------------
     UTILITIES (0.6%)
             10,200  Equitable Research, Inc.                           398,412
                                                                 --------------

Total common stocks                                                  69,217,206
       (cost: $55,277,791)                                       --------------

SHORT-TERM SECURITIES (1.6%) (2)
          1,126,000  Sit Money Market Fund, 3.26% (4)                 1,126,000
       (cost: $1,126,000)                                        --------------

Total investments in securities
       (cost: $56,403,791)                                          $70,343,206
                                                                 --------------


Other Assets and Liabilities, Net [.01%]                                  6,388

                                                                 --------------
Total Net Assets                                                    $70,349,594
                                                                 ==============


                                                                 --------------
Aggregate Cost                                                       56,403,791
                                                                 --------------

Gross Unrealized Appreciation                                        17,560,488
Gross Unrealized Depreciation                                        (3,621,073)
                                                                 --------------
Net Unrealized Appreciation (Depreciation)                           13,939,415
                                                                 ==============

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2)  Percentage figures indicate percentage of total net assets.
(3)  Presently non-income producing securities.
(4)  This security represents an investment in an affiliated party.

ITEM 2. CONTROLS AND PROCEDURES
        -----------------------

(a) The Vice President and Treasurer and the Chairman have concluded that the Sit Large Cap Growth Fund's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS
        --------

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Large Cap Growth Fund, Inc.

By:      /s/ Paul E. Rasmussen
         ----------------------------
         Paul Rasmussen
         Vice President and Treasurer

Date:    November 21, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Paul E. Rasmussen
         ----------------------------
         Paul Rasmussen
         Vice President and Treasurer

Date:    November 21, 2005



By:      /s/ Eugene C. Sit
         ----------------------------
         Eugene C. Sit
         Chairman

Date:    November 21, 2005